UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment                 |_|; Amendment Number: ____
This Amendment (Check only one.):       |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             AXE-HOUGHTON ASSOCIATES, INC.
Address:          ONE EAST WEAVER STREET
                  GREENWICH, CT 06831
                  203-622-4725

Form 13F File Number: 28-2058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven E. Berman
Title:  President
Phone:  (201) 585-7733
Signature, Place, and Date of Signing:
/s/ Steven E. Berman, Fort Lee, NJ  07024
April 29, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: 223,952
(thousands)

List of Other Included Managers: NONE

Axe-Houghton Associates, Inc.
FORM 13F
31-Mar-03

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  --------------  --------- -------- -------  --- ---- -------  ----------  -------- -------- --------

A.O. Smith Corporation               COM        831865209    1012    37775  SH        Sole                   25175            12600
Acme Communications  Inc.            COM        004631107    3106   481500  SH        Sole                  318400           163100
Adtran Inc.                          COM        00738a106     664    18500  SH        Sole                   11900             6600
Advanced Digital Info. Corp.         COM        007525108     870   126200  SH        Sole                   81250            44950
Advanced Neuromodulation             COM        00757T101    2817    65660  SH        Sole                   43260            22400
Alliance Gaming Corp.                COM        01859p609    3466   231050  SH        Sole                  161450            69600
Alliant Techsystems Inc.             COM        018804104     562    10400  SH        Sole                                    10400
American Capital Strategies Lt       COM        024937104    2129    95050  SH        Sole                   60350            34700
American Italian Pasta Co.           COM        027070101    1166    26950  SH        Sole                   18750             8200
American Pharmaceutical Partne       COM        02886p109    1363    71175  SH        Sole                   47175            24000
Amkor Technology                     COM        031652100    1367   264500  SH        Sole                  170200            94300
Avocent Corp.                        COM        053893103    3420   146525  SH        Sole                   96825            49700
BankUnited Financial Corporati       COM        06652b103    3162   179175  SH        Sole                  118975            60200
Bentley Pharmaceuticals              COM        082657107    2319   289100  SH        Sole                  183800           105300
BioMarin Pharmaceutical Inc.         COM        09061g101    2081   183350  SH        Sole                  149150            34200
Bombay Co Inc.                       COM        097924104    5040   924700  SH        Sole                  610300           314400
Boyd Gaming Corp.                    COM        103304101    2696   211465  SH        Sole                  142565            68900
CTI Molecular Imaging Inc.           COM        22943d105     779    39750  SH        Sole                   26550            13200
Caci International Inc.              COM        127190304    2126    63725  SH        Sole                   41925            21800
Centene Corp.                        COM        15135b101    2869    98225  SH        Sole                   64325            33900
Cephalon Inc.                        COM        156708109     310     7750  SH        Sole                                     7750
Chico's FAS Inc.                     COM        168615102     208    10400  SH        Sole                                    10400
ChipPAC Inc.                         COM        169657103    5415  1504050  SH        Sole                 1073250           430800
Cognex Corp.                         COM        192422103     943    44500  SH        Sole                   23200            21300
Computer Network Technology Co       COM        204925101    3537   514100  SH        Sole                  346900           167200
Computer Programs & Systems          COM        205306103    2587   105590  SH        Sole                   69690            35900
Cooper Companies Inc.                COM        216648402    1756    58715  SH        Sole                   38915            19800
Cray Inc.                            COM        225223106    4854   734300  SH        Sole                  483000           251300
Cymer Inc.                           COM        232572107    2137    90275  SH        Sole                   65275            25000
Digital River Inc.                   COM        25388B104    5439   397300  SH        Sole                  258000           139300
EPIQ Systems Inc.                    COM        26882d109    2454   127830  SH        Sole                   84330            43500
Engineered Support Systems Inc       COM        292866100     826    21100  SH        Sole                   13600             7500
Evergreen Resources Inc.             COM        299900308     372     8200  SH        Sole                                     8200
FMC Technologies                     COM        30249u101    2298   119675  SH        Sole                   78975            40700
FTI Consulting Inc.                  COM        302941109    4706   101815  SH        Sole                   66415            35400
Fossil Inc.                          COM        349882100     928    53900  SH        Sole                   36550            17350
Foundry Networks Inc.                COM        35063r100    1699   211300  SH        Sole                  173600            37700
Fred's Inc.                          COM        356108100    3105   111500  SH        Sole                   75600            35900
Gart Sports Company                  COM        366630101    2323   121750  SH        Sole                   80250            41500
Genesis Microchip Incorporated       COM        37184c103    2125   170300  SH        Sole                  126700            43600
Globespan Virata Inc                 COM        37957v106    2705   601100  SH        Sole                  488400           112700
HCC Insurance Holdings Inc.          COM        404132102    2792   109225  SH        Sole                   72125            37100
Headwaters Inc                       COM        42210P102    2304   164000  SH        Sole                  108400            55600
Heartland Express                    COM        422347104     525    27381  SH        Sole                   11481            15900
Hydril Co.                           COM        448774109    2385    95450  SH        Sole                   62700            32750
IPC Holdings Ltd.                    COM        g4933p101    1667    55400  SH        Sole                   36600            18800
Identix Inc                          COM        451906101    1730   384500  SH        Sole                  257500           127000
Integrated Defense Technology        COM        45819b101     992    69850  SH        Sole                   46000            23850
J2 Global Communications             COM        46626e205    1105    39000  SH        Sole                   25100            13900
Key Energy Services Inc.             COM        492914106    2739   271775  SH        Sole                  177875            93900
Kroll Inc.                           COM        501049100    2193   102425  SH        Sole                   67625            34800
Labone Inc.                          COM        50540l105    2132   110750  SH        Sole                   73150            37600
Leapfrog Enterprises Inc.            COM        52186n106    3070   128775  SH        Sole                  107575            21200
Legato Systems Inc.                  COM        524651106    1865   363500  SH        Sole                  231600           131900
Lending Tree Inc.                    COM        52602q105    2095   179480  SH        Sole                  118780            60700
Macromedia Inc.                      COM        556100105    3152   260675  SH        Sole                  171975            88700
Magna Entertainment Corp.            COM        559211107    2861   663800  SH        Sole                  457600           206200
Manhattan Associates Inc.            COM        562750109     850    48500  SH        Sole                   31200            17300
Marvel Enterprises Inc.              COM        57383m108    4668   337800  SH        Sole                  217700           120100
Maxtor Corp.                         COM        577729205     653   115900  SH        Sole                   74600            41300
Mentor Graphics Corp.                COM        587200106    3938   440500  SH        Sole                  291150           149350
Movie Gallery Inc.                   COM        624581104    1349    77450  SH        Sole                   65550            11900
Multimedia Games Inc.                COM        625453105    4487   233325  SH        Sole                  153325            80000
NBTY Inc.                            COM        628782104    2761   145625  SH        Sole                   96925            48700
Neoware Systems Inc.                 COM        64065p102    1448   115725  SH        Sole                   76425            39300
O2Micro International Ltd.           COM        G6797E106     553    51400  SH        Sole                   33100            18300
OSI Systems Inc                      COM        671044105     188    11875  SH        Sole                   11875
Option Care Inc.                     COM        683948103    1973   232700  SH        Sole                  155400            77300
Overstock.com                        COM        690370101     529    54225  SH        Sole                   46125             8100
Penn National Gaming Inc.            COM        707569109    3017   169975  SH        Sole                  112475            57500
Pharmaceutical Resources             COM        717125108    3677    86550  SH        Sole                   57150            29400
Pinnacle Systems Inc.                COM        723481107    3166   304125  SH        Sole                  200625           103500
Polaris Industries Inc.              COM        731068102     358     7200  SH        Sole                                     7200
Praecis Pharmeceuticals              COM        739421105     972   243000  SH        Sole                  172100            70900
Rainbow Technology Inc.              COM        750862104    1669   176800  SH        Sole                  138100            38700
Regis Corporation                    COM        758932107     301    12100  SH        Sole                                    12100
Renal Care Group Inc.                COM        759930100    2380    76325  SH        Sole                   50725            25600
Resources Connection                 COM        76122Q105    1615    75875  SH        Sole                   50025            25850
SCP Pool Corporation                 COM        784028102    2326    78300  SH        Sole                   53100            25200
Safenet Inc.                         COM        78645r107    2836   138400  SH        Sole                   87850            50550
Serena Software Inc.                 COM        817492101    3277   205300  SH        Sole                  135700            69600
Southwestern Energy                  COM        845467109     393    30000  SH        Sole                    7150            22850
Spinnaker Exploration Co.            COM        84855w109    2971   153000  SH        Sole                  101200            51800
Superior Energy Services Inc.        COM        868157108     235    27500  SH        Sole                                    27500
Swift Transportation Co.             COM        870756103    1417    88580  SH        Sole                   74080            14500
Synaptics Incorporated               COM        87157d109    1949   259800  SH        Sole                  171500            88300
TBC Corporation                      COM        872180104    3575   255340  SH        Sole                  164640            90700
Take-Two Interactive Software        COM        874054109    4373   196175  SH        Sole                  129375            66800
Taro Pharmaceutical Industries       COM        m8737e108    2301    60100  SH        Sole                   39700            20400
Tetra Tech Inc.                      COM        88162g103    3267   231050  SH        Sole                  166950            64100
Tetra Technologies Inc.              COM        88162f105    3110   135225  SH        Sole                   89225            46000
UTI Worldwide Inc.                   COM        G87210103    1468    52425  SH        Sole                   34725            17700
Ultra Petroleum Corp.                COM        903914109    4351   492700  SH        Sole                  322700           170000
VCA Antech Inc.                      COM        918194101    3636   235050  SH        Sole                  155350            79700
Verint Systems Inc.                  COM        92343x100    1633    96650  SH        Sole                   62350            34300
Verity Inc.                          COM        92343c106    2116   152265  SH        Sole                  127165            25100
Vital Images Inc.                    COM        92846n104     185    14900  SH        Sole                                    14900
W Holding Company Inc.               COM        929251106    3332   181480  SH        Sole                  119130            62350
West Marine Inc.                     COM        954235107    2070   123585  SH        Sole                   81485            42100
Wilson Greatbatch Technologies       COM        972232102    2561    91500  SH        Sole                   59700            31800
XTO Energy Inc.                      COM        98385x106     729    38366  SH        Sole                   12500            25866
Zebra Technologies                   COM        989207105     538     8350  SH        Sole                                     8350
iDine Rewards Network Inc            COM        45168a100    1407   188850  SH        Sole                  124450            64400
                                                           ------
Grand Total                                                223952